PPP LOAN (Details Narrative) - USD ($)	Sep. 22, 2021	May 02, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan forgiven	$ 209,447
Paycheck Protection Promissory [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from PPP Loan		$ 209,447
Fixed rate per annum		1.00%
Maturity of loan		May 02, 2022
Monthly Instalment		$ 8,818